SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash and cash equivalents

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in EUR	5,986,595	18,233,516
—Denominated in RMB	278,917,866	334,796,621
—Denominated in GPB	244,790	504,471
—Denominated in USD	220,296,524	499,117,291

Total cash and cash equivalents balances held at mainland PRC financial institutions	505,445,775	852,651,899

Financial institutions in the United States
—Denominated in USD	10,087,973	691,290

Total cash balances held at United States financial institutions	10,087,973	691,290

Financial institutions in the Hong Kong S.A.R.
—Denominated in HKD	78,206	79,213
—Denominated in USD	14,631,590	11,477,109

Total cash balances held at Hong Kong S.A.R. financial institutions	14,709,796	11,556,322

Total cash balances held at financial institutions in other locations	3,453,514	7,203,416

Total cash and cash equivalents balances held at financial institutions	533,697,058	872,102,927

Schedule of term deposits

	As of December 31,
	2022	2023
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	20,000,000	20,000,000
—Denominated in USD	208,589,770	77,555,565

Total term deposits held	228,589,770	97,555,565
Term deposits—current	208,589,770	97,555,565
Term deposits—non-current	20,000,000	—

Schedule of cash and cash equivalents and restricted cash

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	534,286,849	872,573,460
Restricted cash	186,340,321	107,666,733
Total cash, cash equivalents and restricted cash	720,627,170	980,240,193

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Building	50 years
Machinery and equipment	3 - 10 years
Furniture	3 - 5 years
Leasehold improvements	The shorter of the estimated useful life or remaining lease term
Office and electronic equipment	2 - 5 years
Motor vehicles	3 - 4 years

Summary of changes in contract liabilities (advances from customers and deferred revenue)

Contract liabilities as of January 1, 2022	60,718,426
Cash received in advance, excluding VAT	2,852,443,422
Revenue recognized from opening balance of contract liabilities	(50,024,734)
Revenue recognized from contract liabilities arising during 2022	(2,789,235,984)
Contract liabilities as of December 31, 2022	73,901,130
Cash received in advance, excluding VAT	2,118,016,702
Revenue recognized from opening balance of contract liabilities	(62,471,630)
Revenue recognized from contract liabilities arising during 2023	(2,055,218,506)
Contract liabilities as of December 31, 2023	74,227,696

Summary of concentration of customers and suppliers

	For the Year Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	%
Greater than 10% of the total revenue
Customer A	*	*	*	*	319,208,693	12%

	As of December 31,
	2022		2023
	RMB	%	RMB	%
Greater than 10% of the accounts receivable
Customer B	135,105,131	45%	90,892,779	34%
Customer C	*	*	32,443,005	12%

	As of December 31,
	2022		2023
	RMB	%	RMB	%
Greater than 10% of advances from customers
Customer D	2,787,482	11%	2,396,333	12%

	For the Year Ended December 31,
	2021		2022		2023
	RMB	%	RMB	%	RMB	%
Greater than 10% of total purchase
Supplier X	298,264,146	12%	354,956,312	13%	*	*
Supplier Y	*	*	*	*	286,132,811	16%